Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of the deferred tax assets

deferred tax asset will not be realized. Components of the deferred tax asset as of December 31, 2012 and 2011 were attributable to the operations of CatchMark TRS only and were as follows:

	As of December 31,
	2012	2011
Deferred tax asset:
Net operating loss carryforward	$3,267,382	$4,140,397
Gain on timberland sales	(6,985)	(6,985)
Other	—	(1,735)

Total deferred tax asset	3,260,397	4,131,677

Valuation allowance	(3,260,397)	(4,131,677)

Deferred tax asset, net	$—	$—

Effective Tax Rate Reconciliation

taxes and valuation allowances (net of federal benefit). A reconciliation of the federal statutory income tax rate to the Company’s effective tax rate for the years ended December 31, 2012, 2011, and 2010 is as follows:

	2012	2011	2010
Federal statutory income tax rate	34.00%	34.00%	34.00%
State income taxes, net of federal benefit	3.32%	3.31%	2.03%
Other temporary differences	0.07%	0.23%	1.45%
Write-off of due to affiliates	(76.14)%	—%	—%
Other permanent differences	2.58%	(0.01)%	(0.09)%
Valuation allowance	36.17%	(37.53)%	(37.39)%

Effective tax rate	—	—	—